Share-Based Payments (Compensation Cost And Valuation Assumption) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-Based Payment
Performance stock units	$ 395	$ 480	$ 299
Restricted stock and stock units	90	152	147
Other nonvested stock units	(5)	21	5
Total	480	653	451
Income tax benefit	$ 184	$ 250	$ 172